Introduction Basis of Presentation of the Consolidated Financial Statements and Other Information	6 Months Ended
Jun. 30, 2018
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.    Introduction, basis of presentation of the interim condensed consolidated financial statements and other information

a)    Introduction

Banco Santander, S.A. (“the Bank” or “Banco Santander”) is a private-law entity subject to the rules and regulations applicable to banks operating in Spain.

In addition to the operations carried on directly by it, the Bank is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Santander Group (“the Group” or “Santander Group”).

b)    Basis of presentation of the interim financial statements

Under Regulation (EC) no. 1606/2002 of the European Parliament and of the Council of July 19, 2002, all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after January 1, 2005 in accordance with the International Financial Reporting Standards (“IFRSs”) as previously adopted by the European Union (“EU-IFRSs”). In order to adapt the accounting system of Spanish credit institutions these standards, the Bank of Spain issued Circular 4/2004, of December 22, on Public and Confidential Financial Reporting Rules and Formats, which was repealed on January 1, 2018 by Bank of Spain Circular 4/2017, of November 27, 2017.

The Group’s consolidated annual accounts for 2017 were authorized by the Bank’s directors (at the board of directors meeting on February 13, 2018) in accordance with EU-IFRS, taking into account Bank of Spain Circular 4/2004, and International Financial Reporting Standards issued by the International Accounting Standards Board (IASB-IFRSs), using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly the Group’s consolidated equity and consolidated financial position at December 31, 2017 and the consolidated results of its operations, the consolidated recognized income and expense, the changes in consolidated equity and the consolidated cash flows in 2017.

These interim financial statements were prepared and are presented in accordance with IAS 34, Interim Financial Reporting, for the preparation of interim condensed financial statements, in conformity with Article 12 of Royal Decree 1362/2007, and taking into account the requirements of Circular 3/2018, of June 28, of the Spanish National Securities Market Commission (“CNMV”), that repealed Circular 1/2008, of January 30, and Circular 5/2015, of October 28, both of the CNMV. The aforementioned interim financial statements were included in the half-year financial report for the first semester of 2018 presented by the Group, under Circular 5/2015 format, in accordance with the single transitory disposition of the Circular 3/2018.

In accordance with IAS 34, the interim financial report is intended only to provide an update on the content of the latest annual consolidated annual accounts authorized for issue, focusing on new activities, events and circumstances occurring during the six-month period, and does not duplicate information previously reported in those latest annual consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRSs and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with the Group’s consolidated annual accounts for the year ended December 31, 2017.

The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2017, taking into account the standards and interpretations which came into effect for the Group in the six month period ended June 30, 2018, which are detailed below, and taking into consideration the Circular 4/2017, of November 27 of the Bank of Spain and the Circular 3/2018, of June 28 of CNMV:

- IFRS 9 Financial Instruments – Classification and measurement, hedging and impairment

On January 1, 2018, IFRS 9 Financial instruments entered into force. IFRS 9 establishes the requirements for recognition and measurement of both financial instruments and certain types of non-financial-purchase contracts. The aforementioned requirements should be applied retrospectively, adjusting the opening balance at January 1, 2018, not requiring restatement of the comparative financial statements.

The adoption of IFRS 9 has resulted in changes in the Groups’ accounting policies for the recognition, classification and measurement of financial assets and liabilities and financial assets impairment. IFRS 9 also significantly modifies other standards related to financial instruments such as IFRS 7 "Financial instruments: disclosure".

The main aspects contained in the new regulation are:

a)

Classification of financial instruments: the classification criteria for financial assets depends on the business model for their management and the characteristics of their contractual flows. Depending on these factors, the asset can be measured at amortized cost, at fair value with changes reported in other comprehensive income, or at fair value with changes reported through profit and loss for the period. IFRS 9 also establishes an option to designate an instrument at fair value with changes in profit or loss, under certain conditions. Santander Group uses the following criteria for the classification of financial debt instruments:

-

Amortized cost: financial instruments under a business model whose objective is to collect principal and interest cash flows, over those where no significant unjustified sales exist and fair value is not a key factor in managing these financial assets. In this way, unjustified sales are those that are different from sales related with an increase in the asset´s credit risk, unanticipated funding needs (stress case scenario), even if such sales are significant in value, or from sales of assets that no longer met the credit criteria specified in the entity´s investment policy. Additionally, the contractual cash flow characteristics substantially represent a “basic financing agreement”.

-

Fair value with changes recognized through other comprehensive income: financial instruments held in a business model whose objective is to collect principal and interest cash flows and the sale of these assets, where fair value is a key factor in their management. Additionally, the contractual cash flow characteristics substantially represent a “basic financing agreement”.

-

Fair value with changes recognized through profit or loss: financial instruments included in a business model whose objective is not obtained through the above mentioned models, where fair value is a key factor in managing of these assets, and financial instruments whose contractual cash flow characteristics do not substantially represent a “basic financing agreement”.

Santander Group’s main activity revolves around retail and commercial banking operations, and its exposure does not focus on complex financial products. The main objective of the Group is to achieve consistent classification of financial instruments in the portfolios as established under IFRS 9. To this end, it has developed guidelines containing criteria to ensure consistent classification across all of its units. Additionally, the Group has analyzed its portfolios under these criteria, in order to assign its financial instruments to the appropriate portfolio under IFRS 9. (See table of classification and measurement of financial instruments).

Equity instruments will be classified at fair value under IFRS 9, with changes recognized through profit or loss, unless the Group decides, for non-trading assets, to classify them at fair value with changes recognized through other comprehensive income (irrevocably).

IAS 39 financial liabilities classification and measurement criteria remains substantially unchanged under IFRS 9. Nevertheless, in most cases, the changes in the fair value of financial liabilities designated at fair value with changes recognized through profit or loss for the year, due to the entity credit risk, are classified under other comprehensive income.

b)

Credit risk impairment model: the most important new development compared with the previous model is that the new accounting standard introduces the concept of expected loss, whereas the previous model (IAS 39) is based on incurred loss:

-

Scope of application: the IFRS 9 impairment model applies to financial assets valued at amortized cost, debt instruments valued at fair value with changes reported in other comprehensive income, lease receivables, and commitments and guarantees given not valued at fair value.

-

Use of practical expedients: IFRS 9 includes a number of practical expedients that may be implemented by entities to facilitate implementation. However, in order to achieve full and high quality implementation of the standard, considering industry best practices, these practical expedients will not be widely used:

-Rebuttable presumption that the credit risk has increased significantly when payments are more than 30 days past due: this threshold is used as an additional – but not primary - indicator of significant risk increase. Additionally, there may be cases in the Group where its use has been rebutted as a result of studies that show a low correlation of the significant risk increase with this past due threshold.

-Assets with low credit risk at the reporting date: in general, the Group assesses the existence of significant risk increase in all its financial instruments.

-

Impairment estimation methodology: the portfolio of financial instruments subject to impairment is divided into three categories, based on the stage of each instrument with regard to its level of credit risk:

-    Stage 1: financial instruments for which no significant increase in risk is identified since its initial recognition. In this case, the impairment provision reflects expected credit losses arising from defaults over the following 12 months from the reporting date.

-

Stage 2: if there has been a significant increase in risk since the date of initial recognition, but the impairment event has not materialized the financial instrument is classified as Stage 2. In this case, the impairment provision reflects the expected losses from defaults over the residual life of the financial instrument.

-

Stage 3: a financial instrument is catalogued in this stage when shows effective signs of impairment as a result of one or more events that have already occurred resulting in a loss. In this case, the amount of the impairment provision reflects the expected losses for credit risk over the expected residual life of the financial instrument.

Additionally, on the reporting date, the Group will only recognize the cumulative changes in expected credit losses over the life of the asset from the initial recognition as a value correction for losses for financial assets with credit impairment originated or purchased.

The methodology required for the quantification of expected loss due to credit events will be based on an unbiased and weighted consideration of the occurrence of up to five possible future scenarios that could impact the collection of contractual cash flows, taking into account the time-value of money, all available information relevant to past events, and current conditions and projections of macroeconomic factors deemed relevant to the estimation of this amount (e.g. Gross Domestic Product (GDP), house pricing, unemployment rate, etc.).

The estimation of expected losses requires a high component of expert judgement and it must be supported by past, present and future information. Therefore, these expected loss estimates take into consideration multiple macroeconomic scenarios for which the probability is measured considering past events, current situation and future trends and macroeconomic indicators, such as GDP or unemployment rate.

The Group already uses forward looking information in internal management and regulatory processes, considering several scenarios. In this sense, the Group has leveraged its experience in the management of such information, maintaining consistency with the information used in the other processes.

In estimating the parameters used for impairment provisions calculation (EAD (Exposure at Default), PD (Probability of Default), LGD (Loss Given Default) and discount rate), the Group leveraged on its experience developing internal models for calculating parameters for regulatory and management purposes. The Group is aware of the differences between such models and IFRS 9 requirements for impairment purposes. As a result, it has focused on adapting to such requirements to the development of its IFRS 9 impairment provision models.

-

Determination of significant increase in risk: with the purpose of determine whether a financial instrument has increased its credit risk since initial recognition, proceeding with its classification into Stage 2, the Group considers the following criteria:

Quantitative criteria

Changes in the risk of a default occurring through the expected life of the financial instrument are analyzed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into Stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all geographies.

Qualitative criteria

In addition to the quantitative criteria mentioned above, the Group considers several indicators that are aligned with those used in ordinary credit risk management (e.g.: over 30 days past due, forbearances, etc.). Each unit has defined these qualitative criteria for each of its portfolios, according to its particularities and with the policies currently in force.

The use of these qualitative criteria is complemented with the use of an expert judgement.

-	Default definition: the definition considered for impairment provisioning purposes is consistent with that used in the development of advanced models for regulatory capital requirements calculations.
-

Expected life of the financial instrument: with the purpose of its estimation all the contractual terms have been taken into account (e.g. prepayments, duration, purchase options, etc.), being the contractual period (including extension options) the maximum period considered to measure the expected credit losses. In the case of financial instruments with an uncertain maturity period and a component of undrawn commitment (e.g.: credit cards), expected life is estimated considering the period for which the entity is exposed to credit risk and the effectiveness of management practices mitigates such exposure.

-

Impairment recognition: the main change with respect to the current standard related to assets measured at fair value with changes recognized through other comprehensive income. The portion of the changes in fair value due to expected credit losses will be recorded at the current profit and loss account while the rest will be recorded in other comprehensive income.

c)

Hedge accounting: IFRS 9 includes new hedge accounting requirements which have a twofold objective: to simplify current requirements, and to bring hedge accounting in line with risk management, allowing to be a greater variety of derivative financial instruments which may be considered to be hedging instruments. Furthermore, additional breakdowns are required providing useful information regarding the effect which hedge accounting has on financial statements and also on the entity’s risk management strategy. The treatment of macro-hedges is being developed as a separate project under IFRS 9. Entities have the option of continuing to apply IAS 39 with respect to accounting hedges until the project has been completed. According to the analysis performed until now, the Group will continue to apply IAS 39 in hedge accounting.

For breakdowns of the notes, the amendments relating to IFRS 7 have only been applied to the current period. The breakdowns of the comparative information period notes maintain the breakdowns made in the previous period.

The following breakdowns relate to the impact of the adoption of IFRS 9 in the Group:

a)	Classification and measurement of financial instruments

The following table shows a comparison between IAS 39 as of December 31, 2017 and IFRS 9 as of January 1, 2018 of the reclassified financial instruments in accordance with the new requirements of IFRS 9 regarding classification and measurement (without impairment), as well as its book value:

IAS 39			IFRS 9
		Book value		Book value
Balance	Portfolio	(millions of euros)	Portfolio	(millions of euros)
Equity instruments	Financial assets available for sale	2,154	Non-trading financial assets mandatorily at fair value through profit or loss	1,651
	(including those that were valued at cost at December)		Financial assets at fair value through other comprehensive income	533
	Loans and receivables	1,537	Non-trading financial assets mandatorily at fair value through profit or loss	1,497
		457	Financial assets at fair value through other comprehensive income	486
		96	Non-trading financial assets mandatorily at fair value through profit or loss	96
Debt instruments	Financial assets available for sale	6,589	Financial assets at amortized cost	6,704
		203	Financial assets held for trading	203
	Financial assets at fair value through profit or loss	199	Non-trading financial assets mandatorily at fair value through profit or loss	199
	Investments held-to-maturity	13,491	Financial assets at amortized cost	13,491
	Loans and receivables	9,864	Non-trading financial assets mandatorily at fair value through profit or loss	296
			Financial assets at fair value through profit or loss	9,577
Loans and advances	Loans and receivables	1,069	Financial assets at fair value through other comprehensive income	1,107
	Financial assets held for trading	43
	Financial assets at fair value through profit or loss	1,152	Financial assets at amortized cost	1,102
Derivatives	Derivatives – hedging accounting (Liabilities)	10	Derivatives - Financial liabilities held for trading	10

b)	Reconciliation of impairment provisions from IAS 39 to IFRS 9

The following table shows a comparison between IAS 39 as of December 31, 2017 and IFRS 9 as of January 1, 2018 of the impairment provisions of the financial instruments in accordance with the new requirements of IFRS 9:

	Millions of euros
	IAS 39		IFRS 9
	12-31-2017	Impairment impact	01-01-2018
Financial assets at amortized cost	24,682	1,974	26,656
Loans and advances	23,952	2,002	25,954
Debt instruments	730	(28)	702
Financial assets at fair value through other comprehensive income	—	2	2
Debt instruments	—	2	2
Commitments and guarantees granted	617	197	814
Total	25,299	2,173	27,472

Additionally, there is an impairment impact on Investments in joint ventures and associates of EUR 34 million.

c)	Balance sheet reconciliation from IAS 39 to IFRS 9

The following table shows in detail the reconciliation the consolidated balance sheet under IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 distinguishing between the impacts due to classification and measurement and due to impairment once adopted IFRS 9:

	IAS 39			Classification and		Impairment		IFRS 9
ASSETS (millions of euros)	12-31-2017	Naming modifications (*)		measurement impact		impact		01-01-2018
Cash, cash balances at central banks and other deposits on demand	110,995	—		—		—		110,995
Financial assets held for trading	125,458	—		160		—		125,618
Derivatives	57,243	—		—		—		57,243
Equity instruments	21,353	—		—		—		21,353
Debt instruments	36,351	—		203		—		36,554
Loans and advances	10,511	—		(43)		—		10,468
Non-trading financial assets mandatorily at fair value through profit or loss		933		3,739	(c)	—		4,672
Equity instruments		933		1,651		—		2,584
Debt instruments		—		1,792		—		1,792
Loans and advances		—		296		—		296
Financial assets designated at fair value through profit or loss	34,782	(933)		8,226		—		42,075
Equity instruments	933	(933)		—		—
Debt instruments	3,485	—		(199)		—		3,286
Loans and advances	30,364	—		8,425	(a)	—		38,789
Financial assets at fair value through other comprehensive income		124,229		2,126		(2)		126,353
Equity instruments		2,636		533		—		3,169
Debt instruments		121,593		486		(2)		122,077
Loans and advances		—		1,107		—		1,107
Financial assets available-for-sale	133,271	(124,229)		(9,042)		—
Equity instruments	4,790	(2,636)		(2,154)	(c)	—
Debt instruments	128,481	(121,593)		(6,888)		—
Financial assets at amortized cost		890,094	(a)	21,297		(1,982)	(d)	909,409
Debt instruments		15,557	(b)	20,195	(b)	20		35,772
Loans and advances		874,537		1,102		(2,002)		873,637
Loans and receivables	903,013	(890,094)	(a)	(12,927)		8
Debt instruments	17,543	(15,557)		(1,994)	(c)	8
Loans and advances	885,470	(874,537)		(10,933)	(a)	—
Investments held to maturity	13,491	—		(13,491)	(b)	—		—
Investments	6,184	—		—		(34)		6,150
Other assets (**)	117,111	—		6		680	(e)	117,797
TOTAL ASSETS	1,444,305	—		94		(1,330)		1,443,069

(*)    Due to the entry into force of Bank of Spain Circular 4/2017.

(**)  Includes Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Reinsurance assets, Tangible assets, Intangible assets, Tax assets, Other assets and Non-current assets held for sale.

a)

The amount of the item ‘Loans and receivables’ at December 31, 2017 is reclassified into ‘Financial assets at amortized cost’. Nevertheless, the Group maintained a portfolio of loans and receivables for an approximate amount of 8,600 million of euros, which relate mainly to Brazil, which was designated at amortized cost; as a result of the initial implementation of IFRS 9 this portfolio has been designated as fair value and finally it has been reclassified as ‘Financial assets designated at fair value through profit or loss’.

b)

Instruments classified as ‘Investments held to maturity' at December 31, 2017 have been reclassified into ‘Financial assets available-for-sale’ because of the initial implementation of IFRS 9. Additionally, after the review of the business model of cash flow portfolio in different locations, the group has identified certain groups of assets classified at December 31, 2017 as ‘Financial assets available-for-sale’, which relate mainly to Mexico, Brazil and Consumer Finance business, whose management is orientated towards the maintenance of financial instruments in a portfolio until maturity end; because of that, this asset group has been reclassified as ‘Financial assets at amortized cost’.

c)

The Group has reclassified in ‘Non-trading financial assets mandatory at fair value through profit or loss’ those financial instruments which have not comply with the SPPI test (only principal payment and interests) classified at December 31, 2017 mainly in ‘Loans and receivables’ and ‘Financial assets available for sale’, which relate mainly to UK and Spain.

d)	It corresponds to the increase in provisions for impairment of the value of the assets included in the item ‘Financial assets at amortized cost’ derived from the change in accounting policy.
e)	This corresponds with increase on provisions for the tax effect referred in section d.

	IAS 39		Classification and	Impairment	IFRS 9
LIABILITIES (millions of euros)	12-31-2017	Naming modifications	measurement impact	impact	01-01-2018
Financial liabilities held for trading	107,624	—	10	—	107,634
Derivatives	57,892	—	10	—	57,902
Short positions	20,979	—	—	—	20,979
Deposits	28,753	—	—	—	28,753
Debt instruments issued	—	—	—	—	—
Other financial liabilities	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	59,616	—	—	—	59,616
Deposits	55,971	—	—	—	55,971
Debt instruments issued	3,056	—	—	—	3,056
Other financial liabilities	589	—	—	—	589
Financial liabilities at amortized cost	1,126,069	—	—	—	1,126,069
Deposits	883,320	—	—	—	883,320
Debt instruments issued	214,910	—	—	—	214,910
Other financial liabilities	27,839	—	—	—	27,839
Hedging derivatives	8,044	—	(10)	—	8,034
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	330	—	—	—	330
Provisions	14,489	—	—	197	14,686
Commitments and guarantees given	617	—	—	197	814
Other provisions (*)	13,872	—	—	—	13,872
Rest of liabilities (**)	21,300	—	41	(3)	21,338
TOTAL LIABILITIES	1,337,472	—	41	194	1,337,707

(*)   Includes Pensions and other post-retirements obligations, Other long-term employee benefits, Taxes and other legal contingencies, Contingent liabilities and commitments and Other provisions (including endorsements and other contingent liabilities).

(**) Includes Liabilities under insurance or reinsurance contracts, Tax liabilities, Other liabilities and Liabilities associated with non-current assets held for sale.

	IAS 39		Classification and	Impairment	IFRS 9
EQUITY (millions of euros)	12-31-2017	Naming modifications (*)	measurement impact	impact	01-01-2018
Shareholders’ equity	116,265	—	91	(1,401)	114,955
Capital	8,068	—	—	—	8,068
Share premium	51,053	—	—	—	51,053
Equity instruments issued other than capital	525	—	—	—	525
Other equity	216	—	—	—	216
Accumulated retained earnings	53,437	—	—	—	53,437
Revaluation reserves	—	—	—	—	—
Other reserves	(1,602)	—	91	(1,401)	(2,912)
(-) Own shares	(22)	—	—	—	(22)
Profit attributable to shareholders’ of the parent	6,619	—	—	—	6,619
(-)Interim dividends	(2,029)	—	—	—	(2,029)

Other comprehensive income	(21,776)	—	(53)	—	(21,829)
Items not reclassified to profit or loss	(4,034)	919	(152)	—	(3,267)
Actuarial gains or losses on defined benefit pension plans	(4,033)	—	—	—	(4,033)
Non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—
Share in other recognized income and expenses of investments in joint ventures and associates	(1)	5	(5)	—	(1)
Other valuation adjustments	—	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income		914	(141)	—	773
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income		—	—	—	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk		—	(6)	—	(6)
Items that may be reclassified to profit or loss	(17,742)	(919)	99	—	(18,562)
Hedge of net investment in foreign operations (effective part)	(4,311)	—	—	—	(4,311)
Exchange differences	(15,430)	—	—	—	(15,430)
Hedging derivatives. Cash flow hedges (effective part)	152	—	—	—	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		1,154	99	—	1,253
Hedging instruments (items not designated)		—	—	—	—
Financial assets available for sale	2,068	(2,068)	—	—
Debt instruments	1,154	(1,154)	—	—
Equity instruments	914	(914)	—	—
Non-current assets	—	—	—	—	—
Share in other income and expenses recognized in investments in joint ventures and associates	(221)	(5)	—	—	(226)
Non-controlling interests	12,344	—	15	(123)	12,236
Other comprehensive income	(1,436)	—	3	—	(1,433)
Other elements	13,780	—	12	(123)	13,669
EQUITY	106,833	—	53	(1,524)	105,362
TOTAL EQUITY AND LIABILITIES	1,444,305	—	94	(1,330)	1,443,069

(*)  Due to the entry into force of Bank of Spain Circular 4/2017.

-      IFRS 15 Revenue from Contracts with Customers (effective for annual reporting periods beginning on or after January 1, 2018) - the new standard on the recognition of revenue from contracts with customers. It supersedes the following standards and interpretations previous in force: IAS 18, Revenue; IAS 11, Construction Contracts; IFRIC 13, Customer Loyalty Programs; IFRIC 15, Agreements for the Construction of Real Estate; IFRIC 18, Transfers of Assets from Customers; and SIC-31, Revenue-Barter Transactions Involving Advertising Services. Under IFRS 15, an entity recognizes revenue in accordance with the core principle of the standard by applying the following five steps: identify the contract(s) with a customer; identify the performance obligations in the contract; determine the transaction price; allocate the transaction price to the performance obligations identified in the contract; and recognize revenue when as the entity satisfies a performance obligation.

-      Clarifications to IFRS 15 income coming from contracts with clients.

The application of the aforementioned accounting Standard and its Clarifications do not have any material effects on the Group’s consolidated annual accounts.

-      Modification to IFRS 4 `Insurance contracts´ applying IFRS 9 "Financial Instruments" (effective for annual reporting periods beginning on or after January 1, 2018). The purpose of the amendment is to give all companies that issue insurance contracts the option to recognize in other comprehensive income, instead of profit or loss, the volatility that could arise when applying IFRS 9, for new contracts before the adoption of the insurance standard and give companies whose activities are mostly insurance-related an optional temporary exemption from the application of IFRS 9 until the year 2021. Entities that defer the application of IFRS 9 will continue to apply the existing norm of Financial Instruments IAS 39.

The deferral of the aforementioned standard does not apply as the required conditions for this deferral are not met.

-      Modification to the IFRS 2 Classification and measurement of share-based payment transactions – The amendments address the following areas: (a) Accounting for the effects that the requirements for the consolidation of the grant have in cash–settled share-based payment transactions, (b) Classification of share–based payment transactions with net settlement features for the tax withholding obligations; and (c) Accounting for modifications of share-based payment transactions terms and conditions from cash-settled to equity-settled payment transactions.

-      Modification of IAS 40 Transfers of investment properties; Changes are made to the existing requirements or provide with some additional guidance on the implementation of such requirements.

-      Improvements to IFRS Cycle 2014-2016 - introduce minor amendments to IFRS 1, referring to the elimination of short-term exemptions for entities that adopt IFRS for the first time, and IAS 28, on the valuation of an investment in an associated or a joint venture at fair value.

-      Modification to the IFRS 9 Financial Instruments - a clarification has been published on the treatment of certain prepayment options in relation to the assessment of contractual cash flows of principal and interest on financial instruments.

-      New interpretation to IFRIC 22 on Foreign currency transactions and advance considerations – When an entity reports a payment of advance consideration in order to recognize the profits associated to the income statement, it shall recognize both the consideration received as a non-monetary liability (deferred income or contract liabilities) in the statement of financial position at the exchange rate obtained according to the IAS 21 The Effects of changes in foreign exchange rates. When the deferred incomes are subsequently recognized in the income statement as incomes, the issue is raised on whether its measurement should reflect: the amount at which the deferred income was originally recognized, namely, when the consideration was originally received; or the consideration amount received is translated to the existing exchange rate on the date when the non-monetary element is generated as income in the income statement, generating an exchange gain or loss that reflects the difference between the amount of the consideration translated (i) to the exchange rate in force in the moment of its receipt and (ii) to the exchange rate in force when it is recognized in the income statement as a profit or loss.

The application of the aforementioned modifications and amendments to the accounting standards do not have any material effects on the Group’s consolidated annual accounts.

Other standards

IFRS 16 (date of entry into force is for annual periods beginning on or after January 1, 2019, with the option of early adoption that the Group has not made use of) establishes the principles for the recognition, valuation, presentation and disclosure of the leases, in order to ensure that both tenant and landlord provide relevant information that presents a true image of these operations. IFRS 16 provides for a single accounting model for the lessee, according to which the lessee must recognize a right-of-use asset and a corresponding financial liability on the balance sheet for all leases, unless the term of the lease is 12 months or less or the value of the underlying asset is low.

The Group is carrying out a global and multidisciplinary project, whose objective is to identify the entire casuistry of lease contracts in the different countries, defining the different criteria to be considered in the transition, and evaluating the calculation of the possible impacts of first application.

The Group is also evaluating the requirements and implications of the new standard in relation to accounting policies, financial reporting, systems, processes, and internal control, assuring a homogeneous implementation in all Group units. While the analysis of the first impact application has not finished, it is expected that the most relevant impact will correspond to real estate lease contracts.

c) Use of critical estimates

The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of the Bank in preparing the interim financial statements. The main accounting principles and policies and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2017, except for those indicated in these interim financial statements due to the rules that have come into effect during the first six months of the year 2018.

The interim financial statements contain estimates made by the senior management of the Bank and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:

1.

The income tax expense, which, in accordance with IAS 34, is recognized in interim periods based on the best estimate of the weighted average tax rate expected by the Group for the full financial year;

2.

The impairment losses on certain assets –Financial assets at fair value through other comprehensive income, financial assets at amortized cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;

3.	The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
4.	The useful life of the tangible and intangible assets;
5.	The measurement of goodwill arising on consolidation;
6.	The calculation of provisions and the consideration of contingent liabilities;
7.	The fair value of certain unquoted assets and liabilities;
8.	The recoverability of deferred tax assets; and
9.	The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3.

In the six-month period ended June 30, 2018 there were no significant changes in the estimates made at the 2017 year-end other than those indicated in these interim financial statements.

d) Contingent assets and liabilities

Note 2.o to the Group's consolidated annual accounts for the year ended December 31, 2017 includes information on the contingent assets and liabilities at that date. There were no significant changes in the Group’s contingent assets and liabilities from December 31, 2017 to the date of formal preparation of these interim financial statements.

e) Comparative information

In July 2014, the IASB published IFRS 9, which was adopted with the subsequent amendments by the Group on January 1, 2018. As permitted by the regulation itself, the Group has chosen not to re-classify the comparative financial statements without having re-classified under these criteria the information relating to the six-month period ended June 30, 2017 and to the year ended December 31, 2017 so that it is not comparative. However, Note 1.b includes a reconciliation of balances as of December 31, 2017 under IAS 39 and the corresponding balances as of January 1, 2018 under IFRS 9.

Similarly, to adapt the accounting system of Spanish credit institutions to the changes related to IFRS 15 and IFRS 9, on December 6, 2017, Circular 4/2017, of November 27, of the Bank of Spain, was published, which repeals Circular 4/2004, of December 22, for those years beginning as at January 1, 2018. The adoption of this Circular has modified the breakdown and presentation of certain headings in the financial statements, to adapt them to the aforementioned IFRS 9. Information corresponding to the six-month period ended June 30, 2017 and the year ended December 31, 2017, has not been restated under this Circular.

During the six-month period ended June 30, 2018, the Group changed the accounting policy for recognition of non-controlling interests in equity stake reduction transactions without loss of control. In accordance with international financial reporting standards, the goodwill associated with these transactions must be kept on balance. The non-controlling interests resulting from the equity stake reduction can be accounted for by their participation in the identifiable net assets or by attributing the goodwill associated with the participation sold. In this sense, the Group has chosen to account for the non-controlling interests by its participation in net assets. The application of the accounting policy change, without impact on net equity, was made on January 1, 2018.

The information in Note 3 relating to the ordinary shares outstanding for the six-month period ended June 30, 2017 has been re-classified due to the capital increase described in Note 11.a in accordance with the applicable regulations.

Lastly, in order to interpret the changes in the balances with respect to December 31, 2017, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (see Note 51.b to the consolidated annual accounts for the year ended December 31, 2017) and the impact of the appreciation/depreciation of the various currencies against the euro in the first six months of 2018: Mexican peso (3.41%), US dollar (2.87%), Brazilian real (-11.47%), Pound sterling (0.13%), Chilean peso (-2.76%) and Polish zloty (-4.49%); as well as the evolution of the average exchange rates between comparable periods: Mexican peso (-7.72%), US dollar (-6.82%), Brazilian real (-13.05%), Pound sterling (-0.4%), Chilean peso (-1.19%) and Polish zloty (0.86%).

f) Seasonality of the Group’s transactions

The business activities carried on by the Group entities, and their transactions are not cyclical or seasonal in nature. Therefore, no specific disclosures are included in these explanatory notes to the condensed consolidated financial statements for the six-month period ended June 30, 2018.

g) Materiality

In determining the note disclosures to be made on the various items in the financial statements or other matters, the Group, in accordance with IAS 34, took into account their materiality in relation to the financial statements for the six-month period ended June 30, 2018.

h) Events after the reporting period.

From July 1, 2018 to the date on which the interim financial statements for the six month period ended June 30, 2018 were authorized for issue the following significant event occurred at Santander Group:

On July 3, 2018, the Group announced that it has reached an agreement with the Aegon Group, pursuant to which it will be the insurance partner in Spain for the life-insurance business and several branches of general insurance. Such agreement, and the perimeter under which it will be materialized, are subject to various conditions and the process of termination of the current alliance between Banco Popular and its current partner, so it is not possible to estimate when these operations will be closed. These operations are not expected to have a significant impact on the Group's income statement.

On September 28, 2018, Banco Santander announced that the deed of the merger by absorption of Banco Popular by Banco Santander had been registered with the Commercial Registry of Cantabria. Accordingly, Banco Santander had become the issuer (or, as the case may be, the guarantor) of all issuances of Banco Popular outstanding at this date or in which it acted as guarantor (including those carried out by Banco Pastor, S.A.U. and that Banco Popular had previously acquired after the merger by absorption of Banco Pastor, S.A.U. and Popular Banca Privada, S.A.U. by Banco Popular).

i) Condensed consolidated statements of cash flows

The following terms are used in the condensed consolidated statements of cash flows with the meanings specified:

-	Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value.

The Group classifies as cash and cash equivalents the balances recognized under Cash, cash and balances with central banks and other deposits on demand without restrictions in the condensed consolidated balance sheet.

-	Operating activities: the principal revenue-producing activities of credit institutions and other activities that are not investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
-	Financing activities: activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.

j) Other information

The economic conditions of the Republic of Argentina during recent years has led the International Monetary Fund to approve a $ 50,000 million line of credit for Argentina. This has further impacted the main economic indicators, including inflation rates. As such, in September 2018 the Group concluded an evaluation and assessed that Argentina is hyperinflationary. The Group estimates that the impact in the consolidated financial statements will not be significant.